UNITED STATES
                             SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                             FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2001
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Smithbridge Asset Management, Inc.
Address:  Chadds Ford Business Campus
          Brandywine Two, Ste 206
          Routes 1 & 202
          Chadds Ford, PA  19317

13F File Number:  28-05213

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, list, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Kendra L. Hicken
Title:         Vice President
Phone:         610-361-9141
Signature, Place, and Date of Signing:



Kendra L. Hicken     Chadds Ford, Pennsylvania     April 19, 2001

Report Type (Check only one.):

[x]     13F HOLDINGS REPORT.

[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  NONE

                                   FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:        48

Form 13F Information Table Value Total:        $149,781

List of Other Included Managers:               NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A D C TELECOMMUNICATN COM      COM              000886101     2370   278800 SH       SOLE                                     278800
ABBOTT LABS COM                COM              002824100      458     9700 SH       SOLE                                       9700
AMERICAN INTL GROUP COM        COM              026874107     6877    85434 SH       SOLE                                      85434
AVERY DENNISON CORP COM        COM              053611109     5450   104762 SH       SOLE                                     104762
BICO INC COM                   COM              088766100        2    22728 SH       SOLE                                      22728
BRISTOL MYERS SQUIBB COM       COM              110122108      249     4200 SH       SOLE                                       4200
CENTEX CORP COM                COM              152312104     4420   106125 SH       SOLE                                     106125
CISCO SYS INC COM              COM              17275R102     2535   160291 SH       SOLE                                     160291
CITIGROUP INC COM              COM              172967101     1157    25718 SH       SOLE                                      25718
COLGATE PALMOLIVE CO COM       COM              194162103      309     5600 SH       SOLE                                       5600
DU PONT E I DE NEMOURS COM     COM              263534109     1330    32668 SH       SOLE                                      32668
EXXON MOBIL CORP COM           COM              30231G102     7935    97958 SH       SOLE                                      97958
GAP INC DEL COM                COM              364760108     2629   110850 SH       SOLE                                     110850
GENERAL DYNAMICS CORP COM      COM              369550108     3244    51700 SH       SOLE                                      51700
GENERAL ELEC CO COM            COM              369604103     6888   164540 SH       SOLE                                     164540
HEWLETT PACKARD CO COM         COM              428236103     4060   129850 SH       SOLE                                     129850
HOME DEPOT INC COM             COM              437076102     5474   127000 SH       SOLE                                     127000
HONEYWELL INTERNATIONAL INC    COM              438516106      660    16184 SH       SOLE                                      16184
HOUSEHOLD INTL INC COM         COM              441815107      462     7806 SH       SOLE                                       7806
ILLINOIS TOOL WKS INC COM      COM              452308109     4958    87235 SH       SOLE                                      87235
INTEL CORP COM                 COM              458140100     6008   228340 SH       SOLE                                     228340
INTERNATIONAL BUS MACH COM     COM              459200101      432     4492 SH       SOLE                                       4492
INTERPUBLIC GROUP COS COM      COM              460690100     4851   141222 SH       SOLE                                     141222
JOHNSON & JOHNSON COM          COM              478160104     7578    86631 SH       SOLE                                      86631
LUCENT TECHNOLOGIES COM        COM              549463107      120    11993 SH       SOLE                                      11993
MBNA CORP COM                  COM              55262L100      213     6450 SH       SOLE                                       6450
MEDTRONIC INC COM              COM              585055106     5996   131091 SH       SOLE                                     131091
MERCK & CO INC COM             COM              589331107     5900    77733 SH       SOLE                                      77733
MICROSOFT CORP COM             COM              594918104     4111    75180 SH       SOLE                                      75180
MORGAN STAN DEAN WITTR COM     COM              617446448     3955    73930 SH       SOLE                                      73930
ORACLE CORP COM                COM              68389X105      183    12248 SH       SOLE                                      12248
PEPSICO INC COM                COM              713448108      224     5100 SH       SOLE                                       5100
PFIZER INC COM                 COM              717081103     5694   139040 SH       SOLE                                     139040
PNC BK CORP COM                COM              693475105      250     3690 SH       SOLE                                       3690
PROCTER & GAMBLE CO COM        COM              742718109     3297    52660 SH       SOLE                                      52660
SBC COMMUNICATIONS INC COM     COM              78387G103     5338   119604 SH       SOLE                                     119604
SCHERING PLOUGH CORP COM       COM              806605101     4224   115638 SH       SOLE                                     115638
SCHWAB CHARLES CP COM          COM              808513105     3489   226292 SH       SOLE                                     226292
SUN MICROSYSTEMS INC COM       COM              866810104     3412   221990 SH       SOLE                                     221990
T ROWE PRICE GROUP INC         COM              74144T108     3646   116425 SH       SOLE                                     116425
TYCO INTL LTD COM              COM              902124106      379     8775 SH       SOLE                                       8775
VERIZON COMMUNICATIONS COM     COM              92343V104      451     9158 SH       SOLE                                       9158
VULCAN MATLS CO COM            COM              929160109     3037    64857 SH       SOLE                                      64857
WAL MART STORES INC COM        COM              931142103      235     4644 SH       SOLE                                       4644
WALGREEN CO COM                COM              931422109      355     8700 SH       SOLE                                       8700
WELLS FARGO & CO COM           COM              949746101     7053   142571 SH       SOLE                                     142571
BP AMOCO P L C SPONSORED ADR   ADR              055622104     5279   106389 SH       SOLE                                     106389
NOKIA CORP SPONSORED ADR       ADR              654902204     2603   108450 SH       SOLE                                     108450